Income Taxes - Disclosure of Significant Components and Movement of Deferred Income Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets, net, beginning balance	$ 42,059	$ 0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	1,002	41,812
Equity	0	247
Deferred income tax assets, net, ending balance	43,061	42,059
Deferred income tax assets:
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	42,258	0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	803	42,011
Equity	0	247
Deferred tax assets, ending balance	43,061	42,258
Royalty, stream and other interests
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	39,642	0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	(3,434)	39,642
Equity	0	0
Deferred tax assets, ending balance	36,208	39,642
Deferred and restricted share units
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	393	0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	467	393
Equity	0	0
Deferred tax assets, ending balance	860	393
Share and debt issue expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	233	0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	(41)	(14)
Equity	0	247
Deferred tax assets, ending balance	192	233
Non-capital loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	1,990	0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	3,811	1,990
Equity	0	0
Deferred tax assets, ending balance	5,801	1,990
Deferred income tax liabilities:
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	199	0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	(199)	199
Equity	0	0
Deferred tax liabilities, ending balance	0	199
Gold Prepay Loan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	199	0
Changes in deferred tax liability (asset) [abstract]
Consolidated statement of income	(199)	199
Equity	0	0
Deferred tax liabilities, ending balance	$ 0	$ 199